FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands	Sep. 30, 2011
Total
Financial assets:
Cash equivalents, short-term investments	$ 7,212
Available-for-sale securities	147,961
Trade receivables	78,779
Total financial assets	233,952
Financial liabilities:
Derivative liabilities	17,308
Level 1
Financial assets:
Available-for-sale securities	145,228
Total financial assets	145,228
Level 2
Financial assets:
Cash equivalents, short-term investments	7,212
Available-for-sale securities	2,733
Trade receivables	78,779
Total financial assets	88,724
Financial liabilities:
Derivative liabilities	$ 17,308